Provisions	3 Months Ended
Mar. 31, 2023
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2023	4.8	8.7	23.9	37.4
Additional provision in the period	16.3	—	2.1	18.4
Release of provision	—	—	(0.1)	(0.1)
Utilization of provision	(0.1)	—	(1.3)	(1.4)
Foreign exchange	0.1	—	0.1	0.2
Balance as of March 31, 2023	21.1	8.7	24.7	54.5

Analysis of total provisions:			March 31, 2023	December 31, 2022
Current			52.9	36.1
Non-current			1.6	1.3
Total			54.5	37.4
Updates since December 31, 2022
Restructuring
The €21.1 million (December 31, 2022: €4.8 million) provision relates to committed plans for certain restructuring activities of an exceptional nature. The increase in the provision during the period relates to the business transformation program as detailed in Note 6, which are due to be completed within the next 12 months. €0.1 million has been utilized in the three months ended March 31, 2023, which relates to reorganizational activities across the Company.